UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Bahl & Gaynor Small/Mid Cap Income Growth ETF
SMIG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://etf.bahl-gaynor.com/smig/. You can also request this information by contacting us at (885) 944-1711.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$71	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) returned +36.37% (NAV) for the one-year period, ended 10/31/2024. Over the same period, the S&P 500 returned +38.02% and the Russell 2500 increased +33.08%.
The Fund’s small/mid-cap core approach seeks to provide high current income that consistently rises. The Fund typically invests in high-quality small/mid-size companies that have historically exhibited an ability to compound capital and dividends at attractive growth rates.
• During the one-year period ended 10/31/2024, the Fund grew year-over-year income per share 6.29%.
• The Fund outperformed versus dividend paying stocks in the Russell 2500 Index, which returned +33.20% during the one-year period.
The views in this letter were as of October 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	Victory Capital, Targa Resources, Evercore

Top Detractors
↓	Interparfums, Insperity, Perrigo
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Bahl & Gaynor Small/Mid Cap Income Growth ETF	PAGE 1	TSR-AR-26922B832

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/25/2021)
Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV	36.37	7.07
S&P 500 TR	38.02	9.44
Russell 2500 Total Return	33.08	2.25
Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$662,670,425
Number of Holdings	52
Net Advisory Fee	$2,745,885
Portfolio Turnover	16%
30-Day SEC Yield	1.73%
30-Day SEC Yield Unsubsidized	1.73%
Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Booz Allen Hamilton Holding Corporation	5.2%
Victory Capital Holdings, Inc.	5.1%
Targa Resources Corporation	4.5%
Hubbell, Inc.	4.3%
Packaging Corporation of America	4.2%
Broadridge Financial Solutions, Inc.	4.1%
Snap-on, Inc.	4.1%
Hartford Financial Services Group, Inc.	3.8%
Watsco, Inc.	3.6%
Evercore, Inc.	3.5%

Top Sectors	(% of Net Assets)
Industrials	22.5%
Financials	19.2%
Materials	10.9%
Utilities	8.7%
Information Technology	6.9%
Energy	6.4%
Health Care	6.3%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Cash & Other	7.2%
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective April 8, 2024, Bahl & Gaynor, Inc., serves as the investment adviser to the Fund. Prior to April 8, 2024, Advisors Asset Management, Inc. served as the investment adviser to the Fund and Bahl & Gaynor, Inc. served as the sub-adviser to the Fund.
Fund Name Change:
Effective April 8, 2024, the Fund’s name changed from the “AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF” to the “Bahl & Gaynor Small/Mid Cap Income Growth ETF”
Bahl & Gaynor Small/Mid Cap Income Growth ETF	PAGE 2	TSR-AR-26922B832

Other Material Fund Changes:
Effective December 31, 2024, the Fund’s fiscal year end will change from October 31 to December 31.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/smig/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor Investment Counsel documents not be householded, please contact Bahl & Gaynor Investment Counsel at (885) 944-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor Investment Counsel or your financial intermediary.
Bahl & Gaynor Small/Mid Cap Income Growth ETF	PAGE 3	TSR-AR-26922B832

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$14,500	$14,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Bahl & Gaynor Small/Mid Cap Income Growth ETF (Ticker: SMIG)
Annual Financial Statements and Additional Information
October 31, 2024

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 1.3%
Nexstar Media Group, Inc.	47,838	$8,415,661
Consumer Discretionary - 6.2%
Gildan Activewear, Inc.	188,652	9,225,083
Meritage Homes Corporation	34,533	6,257,380
Penske Automotive Group, Inc.	43,930	6,614,540
Texas Roadhouse, Inc.	82,160	15,702,419
Tractor Supply Company	12,081	3,207,626
		41,007,048
Consumer Staples - 5.7%
Conagra Brands, Inc.	299,876	8,678,411
Inter Parfums, Inc.	138,547	16,773,885
Lancaster Colony Corporation	70,386	12,219,010
		37,671,306
Energy - 6.4%
Plains GP Holdings LP - Class A	601,823	10,351,356
Targa Resources Corporation	178,471	29,797,518
World Kinect Corporation	83,015	2,170,842
		42,319,716
Financials - 19.2%
American Financial Group, Inc.	119,398	15,393,984
Cboe Global Markets, Inc.	50,715	10,831,202
Evercore, Inc. - Class A	87,064	22,999,697
First Financial Bancorp	226,191	5,785,966
Hartford Financial Services Group, Inc.	228,406	25,225,158
Home BancShares, Inc.	481,530	13,140,954
Victory Capital Holdings, Inc. - Class A	567,762	34,025,977
		127,402,938
Health Care - 6.3%
Perrigo Company PLC	590,051	15,123,007
Quest Diagnostics, Inc.	136,480	21,131,198
US Physical Therapy, Inc.	72,686	5,827,964
		42,082,169
Industrials - 22.5%
Booz Allen Hamilton Holding Corporation	188,442	34,232,374
Broadridge Financial Solutions, Inc.	129,168	27,236,364
CSG Systems International, Inc.	80,376	3,746,325
Hubbell, Inc.	66,026	28,195,083
Insperity, Inc.	57,469	4,526,833
Snap-on, Inc.	81,691	26,968,650
Watsco, Inc.	50,561	23,915,859
		148,821,488
Information Technology - 6.9%
Amdocs, Ltd.	230,343	20,211,447
Avnet, Inc.	247,873	13,437,195

	Shares	Value
NetApp, Inc.	102,578	$11,828,269
		45,476,911
Materials - 10.9%
Avery Dennison Corporation	83,769	17,342,696
Avient Corporation	208,973	9,740,231
Packaging Corporation of America	120,566	27,602,380
RPM International, Inc.	101,533	12,905,860
Sonoco Products Company	92,311	4,848,174
		72,439,341
Real Estate - 5.6%
Agree Realty Corporation	246,458	18,299,507
Equity LifeStyle Properties, Inc.	105,850	7,422,202
Terreno Realty Corporation	194,592	11,665,790
		37,387,499
Utilities - 8.7%
Alliant Energy Corporation	216,599	12,995,940
Atmos Energy Corporation	94,840	13,161,895
CMS Energy Corporation	122,617	8,535,370
NiSource, Inc.	647,605	22,769,792
		57,462,997
TOTAL COMMON STOCKS (Cost $577,606,390)		660,487,074
	Par
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bills - 0.3%
4.82%, 12/12/2024(a)	$116,000	115,395
4.62%, 12/19/2024(a)	337,000	334,958
4.47%, 12/26/2024(a)	409,000	406,148
4.49%, 01/02/2025(a)	162,000	160,742
4.53%, 01/09/2025(a)	635,000	629,572
4.52%, 01/16/2025(a)	122,000	120,854
4.52%, 01/23/2025(a)	250,000	247,446
4.46%, 01/30/2025(a)	221,000	218,550
TOTAL SHORT-TERM INVESTMENTS (Cost $2,233,703)		2,233,665
TOTAL INVESTMENTS - 100.0% (Cost $579,840,093)		$662,720,739
Liabilities in Excess of Other Assets - (0.0)%(b)		(50,314)
TOTAL NET ASSETS - 100.0%		$662,670,425

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	The rate shown is the effective yield as of October 31, 2024.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Statement of Assets and Liabilities
October 31, 2024

ASSETS:
Investments, at value	$662,720,739
Receivable for fund shares sold	34,660,966
Dividends receivable	731,315
Cash	3,743
Total assets	698,116,763
LIABILITIES:
Payable for investments purchased	34,293,513
Distributions payable	840,000
Payable to adviser	312,825
Total liabilities	35,446,338
NET ASSETS	$662,670,425
Net assets consists of:
Paid-in capital	$602,487,187
Total distributable earnings	60,183,238
Total net assets	$662,670,425
Net assets	$662,670,425
Shares issued and outstanding(a)	22,560,000
Net asset value per share	$29.37
Cost:
Investments, at cost	$579,840,093

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Statement of Operations
For the Year Ended October 31, 2024

INVESTMENT INCOME:
Dividend income	$11,436,217
Interest income	62,266
Total investment income	11,498,483
EXPENSES:
Investment advisory fee	2,745,885
Total expenses	2,745,885
Net investment income	8,752,598
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(12,380,954)
In-kind redemptions	39,965,783
Reimbursement of trading losses by Adviser (See Note 4)	18,156
Net realized gain	27,602,985
Net change in unrealized appreciation on:
Investments	96,334,594
Net change in unrealized appreciation	96,334,594
Net realized and unrealized gain	123,937,579
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,690,177

The accompanying notes are an integral part of these financial statements.

3

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment income	$8,752,598	$4,899,007
Net realized gain/(loss)	27,602,985	(5,103,330)
Net change in unrealized appreciation/(depreciation)	96,334,594	(13,688,462)
Net increase/(decrease) in net assets from operations	132,690,177	(13,892,785)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(8,737,333)	(4,918,536)
Total distributions to shareholders	(8,737,333)	(4,918,536)
CAPITAL TRANSACTIONS:
Subscriptions	389,212,291	223,346,772
Redemptions	(158,281,159)	(38,239,230)
Net increase in net assets from capital transactions	230,931,132	185,107,542
Net increase in net assets	354,883,976	166,296,221
NET ASSETS:
Beginning of the year	307,786,449	141,490,228
End of the year	$662,670,425	$307,786,449
SHARES TRANSACTIONS
Subscriptions	14,400,000	9,500,000
Redemptions	(5,860,000)	(1,630,000)
Total increase in shares outstanding	8,540,000	7,870,000

The accompanying notes are an integral part of these financial statements.

4

Bahl & Gaynor Small/Mid Cap Income Growth ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$21.95	$23.01	$24.96	$25.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.51	0.49	0.48	0.08
Net realized and unrealized gain/(loss) on investments(g)	7.41	(1.08)	(2.01)	(0.15)
Total from investment operations	7.92	(0.59)	(1.53)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.47)	(0.42)	(0.07)
Total distributions	(0.50)	(0.47)	(0.42)	(0.07)
Net asset value, end of period	$29.37	$21.95	$23.01	$24.96
Total return(c)	36.37%(e)	−2.60%	−6.16%	−0.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$662,670	$307,786	$141,490	$6,740
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(d)	1.91%	2.10%	2.08%	1.70%
Portfolio turnover rate(c)(f)	16%	19%	31%	5%

(a)	Inception date of the Fund was August 25, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The Fund had trade errors during the year resulting in a loss to the Fund of $18,156, which was subsequently reimbursed to the Fund by the Adviser. The total return for the year would have been 36.36% before the reimbursement. See Note 4.

(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

5

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Notes to Financial Statements
October 31, 2024
NOTE 1 – ORGANIZATION
Bahl & Gaynor Small/Mid Cap Income Growth ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek current and growing dividend income, downside protection, and long-term capital appreciation. The Fund commenced operations on August 25, 2021.
The end of the reporting period for the Fund is October 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended October 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services − Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

6

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Notes to Financial Statements
October 31, 2024(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$660,487,074	$ —	$ —	$660,487,074
U.S. Treasury Bills	—	2,233,665	—	2,233,665
Total Investments	$660,487,074	$2,233,665	$—	$662,720,739

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

7

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Notes to Financial Statements
October 31, 2024(Continued)
Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid at least annually by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended October 31, 2024, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(35,680,354)	$35,680,354

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective December 31, 2024, the Fund’s fiscal year end will change from October 31 to December 31. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Bahl & Gaynor, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Prior to April 8, 2024, Advisors Asset Management, Inc. served as the investment adviser to the Fund and Bahl & Gaynor, Inc. served as the sub-adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory

8

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Notes to Financial Statements
October 31, 2024(Continued)
Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. The adviser was responsible for paying the sub-adviser prior to April 8, 2024.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $75,812,209 and $85,840,850, respectively.
During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities. The Fund held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $383,859,929 and $143,132,071, respectively.
During the current fiscal period, the Fund had trade errors that resulted in a $18,156 loss to the Fund which was subsequently reimbursed to the Fund by the Adviser.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2024 were as follows:

Tax cost of investments	$589,109,244
Gross tax unrealized appreciation	$92,604,498
Gross tax unrealized depreciation	(18,993,003)
Net tax unrealized appreciation (depreciation)	73,611,495
Undistributed ordinary income	3,555
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(13,431,812)
Distributable earnings (accumulated losses)	$60,183,238

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2024, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of October 31, 2024, the Fund had $7,774,805 of short-term capital loss carryforward and $5,657,007 of long-term capital loss carryforward with an indefinite expiration.

9

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Notes to Financial Statements
October 31, 2024(Continued)
The tax character of distributions paid by the Fund during the fiscal years ended October 31, 2024 and October 31, 2023 was $8,737,333 and $4,918,536 of ordinary income, respectively.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

10

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Bahl & Gaynor Small/Mid Cap Income Growth ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bahl & Gaynor Small/Mid Cap Income Growth ETF (formerly AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF) (the “Fund”), a series of ETF Series Solutions, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended October 31, 2024, 2023, and 2022, and for the period from August 25, 2021 (commencement of operations) to October 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 23, 2024

11

Bahl & Gaynor Small/Mid Cap Income Growth ETF
ADDITIONAL INFORMATION (Unaudited)
1.	Federal Tax Information
For the fiscal period ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal period ended October 31, 2024 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.
2.	Information About Portfolio Holdings
The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at https://etf.bahl-gaynor.com/smig/. The Fund’s portfolio holdings are posted on its website at https://etf.bahl-gaynor.com/smig/ daily.
3.	Information About Proxy Voting
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://etf.bahl-gaynor.com/smig/.
When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
4.	Frequency Distribution of Premiums and Discounts
Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://etf.
bahl-gaynor.com/smig/.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits .

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/08/2025

* Print the name and title of each signing officer under his or her signature.